Loans - Composition of Loan Portfolio By Class of Loan (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		$ 109,305	$ 106,156
Impaired Financing Receivable, Recorded Investment		80,664	73,712	$ 112,315
Impaired Financing Receivable, Related Allowance		4,191	3,660
Loan Balance		5,068,085	4,829,682
Accrued Interest Receivable		14,239	13,629
Recorded Investment		5,082,324	4,843,311
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		30,595	19,106	20,727
Loan Balance	[1]	955,727	856,535
Accrued Interest Receivable	[1]	3,437	3,218
Recorded Investment	[1]	959,164	859,753
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		18,025	21,989	41,822
Loan Balance	[1]	1,113,603	1,069,637
Accrued Interest Receivable	[1]	4,009	3,546
Recorded Investment	[1]	1,117,612	1,073,183
Construction real estate
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		173,345	155,804
Recorded Investment		173,762	156,199
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	[1]	2,044	2,195
Accrued Interest Receivable	[1]	0	0
Recorded Investment	[1]	2,044	2,195
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		4,676	5,609	10,782
Loan Balance		128,046	115,139
Accrued Interest Receivable		321	300
Recorded Investment		128,367	115,439
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		36,722	31,148
Accrued Interest Receivable		75	72
Recorded Investment		36,797	31,220
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		6,533	7,322
Accrued Interest Receivable		21	23
Recorded Investment		6,554	7,345
Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment		25,324	24,930	33,408
Loan Balance		410,571	417,612
Accrued Interest Receivable		1,014	1,038
Recorded Investment		411,585	418,650
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		1,210,819	1,189,709
Accrued Interest Receivable		1,469	1,548
Recorded Investment		1,212,288	1,191,257
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		211,415	216,915
Accrued Interest Receivable		769	803
Recorded Investment		212,184	217,718
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		22,638	27,139
Accrued Interest Receivable		78	97
Recorded Investment		22,716	27,236
Consumer
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment				$ 799
Loan Balance		967,111	893,160
Accrued Interest Receivable		3,032	2,967
Recorded Investment		970,143	896,127
Leases
Financing Receivable, Recorded Investment [Line Items]
Loan Balance		2,856	3,171
Accrued Interest Receivable		14	17
Recorded Investment		2,870	3,188
Financing Receivable With No Related Allowance Recorded [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		32,583	30,601
Impaired Financing Receivable, Recorded Investment		18,763	17,883
Financing Receivable With No Related Allowance Recorded [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		15,138	27,923
Impaired Financing Receivable, Recorded Investment		14,916	20,696
Financing Receivable With No Related Allowance Recorded [Member] | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		10,834	11,026
Impaired Financing Receivable, Recorded Investment		2,044	2,078
Financing Receivable With No Related Allowance Recorded [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		2,506	1,427
Impaired Financing Receivable, Recorded Investment		1,531	391
Financing Receivable With No Related Allowance Recorded [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		23,798	25,822
Impaired Financing Receivable, Recorded Investment		23,480	23,352
Financing Receivable With Related Allowance Recorded [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		16,155	1,251
Impaired Financing Receivable, Recorded Investment		11,832	1,223
Impaired Financing Receivable, Related Allowance		1,904	981
Financing Receivable With Related Allowance Recorded [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		3,195	1,310
Impaired Financing Receivable, Recorded Investment		3,109	1,293
Impaired Financing Receivable, Related Allowance		381	262
Financing Receivable With Related Allowance Recorded [Member] | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		3,145	5,218
Impaired Financing Receivable, Recorded Investment		3,145	5,218
Impaired Financing Receivable, Related Allowance		1,356	1,812
Financing Receivable With Related Allowance Recorded [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance		1,951	1,578
Impaired Financing Receivable, Recorded Investment		1,844	1,578
Impaired Financing Receivable, Related Allowance		$ 550	$ 605

[1]	Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.